Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Share premium and capital reserves	Remeasurement of IAS 19	Treasury shares	Presentation/ Foreign currency translation reserve	Accumulated loss	Total	Non- controlling interests	Total
Balance at Dec. 31, 2019		$ 6,441	$ 65,202		$ (1,509)	$ 1,431	$ (59,963)			$ 11,602
Loss for the year							(48,494)			(48,494)
Issuance of ordinary shares, net		244,511	405,604							650,115
Exercise of warrants and options and conversion of convertible notes		6,273	1,450							7,723
Share-based payments			46,170							46,170
Balance at Dec. 31, 2020		257,225	518,426		(1,509)	1,431	(108,457)	$ 667,116		667,116
Investment of non-controlling party in subsidiary									944	944
Loss for the year							(200,777)	(200,777)	(47)	(200,824)
Other comprehensive loss for the year						(24)		(24)	(22)	(46)
Issuance of ordinary shares, net	[1]	114,024	682,322					796,346		796,346
Exercise of warrants and options and conversion of convertible notes		6,219	(3,176)					3,043		3,043
Share issuance as part of business combination		9,197	29,522					38,719		38,719
Share-based payments			38,933					38,933		38,933
Balance at Dec. 31, 2021		386,665	1,266,027		(1,509)	1,407	(309,234)	1,343,356	875	1,344,231
Investment of non-controlling party in subsidiary									784	784
Loss for the year							(227,423)	(227,423)	(872)	(228,295)
Other comprehensive loss for the year				2,508		(824)		1,684	(20)	1,664
Exercise of warrants and options		1,741	(1,741)
Share based payment acquired			(1,005)					(1,005)		(1,005)
Share-based payments			32,913					32,913		32,913
Balance at Dec. 31, 2022		$ 388,406	$ 1,296,194	$ 2,508	$ (1,509)	$ 583	$ (536,657)	$ 1,149,525	$ 767	$ 1,150,292

[1]	See Note 12 for more information regarding issuance of ordinary shares.